Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Net result	€ (15,069)	€ (13,189)	€ (43,440)	€ (33,386)
Adjustments for:
Depreciation	544	651	1,777	1,703
Share-based compensation	1,716	1,676	4,435	6,348
Other income				(8,423)
Financial income and expenses	(266)	1,863	2,491	2,024
Results related to associates	(132)	(84)	(239)	(270)
Gain on recognition of financial asset			(621)
Results related to financial liabilities measured at fair value through profit or loss	(611)	(305)	(1,373)	(305)
Net foreign exchange gain / (loss)	206	(255)	461	(134)
Income tax expenses	35	75	95	86
Changes in working capital	4,630	(321)	5,197	(3,440)
Cash used in operations	(7,461)	(9,111)	(27,993)	(34,647)
Corporate income tax paid	(35)	(157)	(95)	(168)
Interest received		27	5	118
Interest paid	(561)	(569)	(1,714)	(607)
Net cash used in operating activities	(8,057)	(9,810)	(29,797)	(35,304)
Cash flow from investing activities
Purchases of property, plant and equipment	(175)	(264)	(259)	(806)
Net cash used in investing activities	(175)	(264)	(259)	(806)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs	23,223		108,477
Proceeds from exercise of share options	402	12	1,155	724
Proceeds from borrowings	284		853	579
Proceeds from convertible loans		13,477		13,542
Repayment of lease liability	(347)	(235)	(597)	(542)
Net cash generated by financing activities	23,562	13,254	109,888	14,303
Net increase (decrease) in cash and cash equivalents	15,330	3,180	79,832	(21,807)
Currency effect cash and cash equivalents	1,369	(1,474)	471	(1,296)
Cash and cash equivalents, at beginning of the period	139,442	87,141	75,838	111,950
Cash and cash equivalents at the end of the period	€ 156,141	€ 88,847	€ 156,141	€ 88,847